Pension Plans and Retiree Benefits - Schedule of Amount Included in the Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	$ 572	$ 487
Accounts payable and accrued liabilities (a)	(9)	(26)
Future employee obligations	(155)	(227)
Total amounts included in Consolidated Balance Sheets	408	234
Defined Benefit
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	0	0
Accounts payable and accrued liabilities (a)	(9)	(26)
Future employee obligations	(145)	(216)
Total amounts included in Consolidated Balance Sheets	(154)	(242)
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Prepaid post-retirement benefits	572	487
Accounts payable and accrued liabilities (a)	0	0
Future employee obligations	(10)	(11)
Total amounts included in Consolidated Balance Sheets	$ 562	$ 476